Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Expected investment of net assets in investment-grade, U.S. dollar-denominated debt instruments	100.00%	100.00%
Short Duration Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected investment of net assets in investment-grade, U.S. dollar-denominated debt instruments	80.00%
Short Duration Bonds [Member] | Maximum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Securities or fund's average portfolio maturity period	2 years
Short Duration Bonds [Member] | Minimum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Securities or fund's average portfolio maturity period	0 years
Limited Duration Bond Fund [Member] | Maximum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Securities or fund's average portfolio maturity period	3 years